INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory
SCHEDULE OF INVENTORY

	December 31, 2024	December 31, 2023
Finished products	$3,734,922	$4,624,471
Impairment of finished products	(196,157)	(1,434,827)
Accessories and spare parts	438,287	829,860
Impairment of accessories and spare parts	(34,156)	(474,985)
Total	$3,942,896	$3,544,519